Share Capital - Narrative (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	431,325,634	78,769,707
Number of shares issued and fully paid (in shares)	1,017,438,744	568,113,131
Warrants, issued (in shares)	18,895,520	27,355,709
Number of common shares per warrant (in shares)	1
Share issue related cost		$ 4,361,000
Class A Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share)	$ 1.00
Number of shares issued (in shares)	0
Number of shares outstanding (in shares)	0
Class B Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share)	$ 5.00
Number of shares issued (in shares)	0
Number of shares outstanding (in shares)	0
Equity Financing Units
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)		25,000,000
Par value per unit (in CAD per share)		$ 3.00
Number of common shares per unit (in shares)		1
Number of warrants per unit (in shares)		1
Exercise price of warrants (in CAD per share)		$ 4.00
Exercise period of warrants		3 years
Warrants, issued (in shares)		25,000,000
Equity Financing Units | Binomial Model
Disclosure of classes of share capital [line items]
Fair value per unit (in CAD per share)		$ 1.52
Compensation Warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants (in CAD per share)		$ 3.00
Warrants, issued (in shares)		1,333,980
Number of common shares per warrant (in shares)	1	1
Share issue related cost		$ 2,300,000
Exercise period of options	2 years
Compensation Warrants | Binomial Model
Disclosure of classes of share capital [line items]
Fair value per warrant (in CAD per share)		$ 1.71
Expected volatility, warrants granted		85.49%
Risk free interest rate, warrants granted		1.40%
Expected dividend as a percentage, warrants granted		0.00%
Warrant life, warrants granted		3
Financing Unit Warrants | Binomial Model
Disclosure of classes of share capital [line items]
Expected volatility, warrants granted		85.49%
Risk free interest rate, warrants granted		1.88%
Expected dividend as a percentage, warrants granted		0.00%
Warrant life, warrants granted		3
Compensation options
Disclosure of classes of share capital [line items]
Number of common shares per option (in shares)	1
Number of warrants per option (in shares)	0.5